UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Robshaw & Julian Associates, Inc.

Address:   6255 Sheridan Drive, Suite 400,
           Williamsville, New York  14221


Form 13F File Number: 28-7320

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ James P. Julian
Title:  Vice President
Phone:  716-633-6555

Signature, Place, and Date of Signing:

/s/ James P. Julian              Williamsville, New York              11/10/2004

    [Signature]                       [City, State]                     [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F File Number            Name

28-7320                    Robshaw & Julian Associates, Inc.


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   43

Form 13F Information Table Value Total:  $181,189,342


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] NONE


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
                                              FORM 13F INFORMATION TABLE

                                                                  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
GENERAL ELECTRIC CO.           COMMON           369604103 11949913  355864          SOLE    none        x      0    0
FANNIE MAE                     COMMON           313586109  9499412  149833          SOLE    none        x      0    0
UNITED TECHNOLOGIES            COMMON           913017109  9118557   97650          SOLE    none        x      0    0
PEPSICO INC                    COMMON           713448108  8984390  184674          SOLE    none        x      0    0
AMERICAN INTL GROUP            COMMON           26874107   8685519  127747          SOLE    none        x      0    0
PRAXAIR INC.                   COMMON           74005P104  8319341  194650          SOLE    none        x      0    0
WYETH                          COMMON           983024100  7841396  209663          SOLE    none        x      0    0
MEDTRONIC                      COMMON           585055106  7783443  149970          SOLE    none        x      0    0
BP                             COMMON           556221074  7614958  132365          SOLE    none        x      0    0
SYSCO CORP                     COMMON           871829107  7526645  251559          SOLE    none        x      0    0
WAL MART STORES INC            COMMON           931142103  6958294  130795          SOLE    none        x      0    0
AFLAC INC                      COMMON           1055102    6687893  170566          SOLE    none        x      0    0
PFIZER                         COMMON           717081103  5974313  195239          SOLE    none        x      0    0
DENTSPLY                       COMMON           249030107  5713140  109995          SOLE    none        x      0    0
ALTRIA                         COMMON           02209s103  5613142  119327          SOLE    none        x      0    0
SUNCOR                         COMMON           867229106  5528927  172725          SOLE    none        x      0    0
INTEL CORP                     COMMON           458140100  5512548  274803          SOLE    none        x      0    0
FIFTH THIRD BANCORP            COMMON           316773100  5448162  110690          SOLE    none        x      0    0
UPS                            COMMON           911312106  5187234   68325          SOLE    none        x      0    0
MICROSOFT                      COMMON           594918104  5115527  185010          SOLE    none        x      0    0
DONALDSON                      COMMON           257651109  4945538  174200          SOLE    none        x      0    0
MERCK & CO INC                 COMMON           589331107  4904493  148621          SOLE    none        x      0    0
CISCO                          COMMON           17275R102  4092139  226085          SOLE    none        x      0    0
EXXON CORP                     COMMON           302290101  3668730   75910          SOLE    none        x      0    0
STRYKER                        COMMON           863667101  3239390   67375          SOLE    none        x      0    0
TEVA                           COMMON           881624209  2879801  110975          SOLE    none        x      0    0
AGILENT                        COMMON           00846U101  2027709   94006          SOLE    none        x      0    0
INTERPUBLIC GROUP              COMMON           460690100  1806135  170551          SOLE    none        x      0    0
J P MORGAN CHASE               COMMON           46625H100  1274340   32075          SOLE    none        x      0    0
3M                             COMMON           88579Y101  1159565   14500          SOLE    none        x      0    0
KIMBERLY CLARK                 COMMON           494368103  1085112   16800          SOLE    none        x      0    0
COCA COLA CO.                  COMMON           191216100   889110   22200          SOLE    none        x      0    0
DU PONT E I DE NEMOURS         COMMON           263534109   686897   16049          SOLE    none        x      0    0
AUTOMATIC DATA PROCESSING      COMMON           53015103    542532   13130          SOLE    none        x      0    0
M&T                            COMMON           55261F104   478500    5000          SOLE    none        x      0    0
JOHNSON & JOHNSON              COMMON           478160104   430136    7636          SOLE    none        x      0    0
BRISTOL MYERS                  COMMON           110122108   400023   16900          SOLE    none        x      0    0
BELLSOUTH                      COMMON           79860102    289750   10684          SOLE    none        x      0    0
KEY CORP                       COMMON           493267108   284400    9000          SOLE    none        x      0    0
HOME DEPOT                     COMMON           437076102   272440    6950          SOLE    none        x      0    0
GILLETTE CO.                   COMMON           375766102   267136    6400          SOLE    none        x      0    0
SCHLUMBERGER                   COMMON           806857108   264192    3925          SOLE    none        x      0    0
WELLS FARGO                    COMMON           949746101   238520    4000          SOLE    none        x      0    0


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